Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001478482
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2019
Prospectus Date	rr_ProspectusDate	Feb. 26, 2019